Income (expense) from investments (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Expense From Investments [Line Items]
Dividends	€ 231	€ 205	€ 143
Percentage of voting equity interests acquired	69.60%
Nigeria LNG Ltd [Member]
Disclosure Of Income Expense From Investments [Line Items]
Dividends		€ 35
Eni norge AS [Member]
Disclosure Of Income Expense From Investments [Line Items]
Gains on disposals of investments	€ 889